Annual Total Returns [BarChart] - Janus Henderson Short Duration Income ETF - Janus Henderson Short Duration Income ETF	Feb. 28, 2021
Bar Chart Table:
Annual Return 2017	2.07%
Annual Return 2018	1.58%
Annual Return 2019	4.28%
Annual Return 2020	3.07%